CONVERTIBLE NOTES (Details Narrative)																															3 Months Ended		12 Months Ended
	Feb. 16, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 21, 2022 USD ($) shares	Jan. 18, 2022 USD ($) $ / shares	Dec. 21, 2021 USD ($) shares	Dec. 06, 2021 USD ($) shares	Nov. 22, 2021 USD ($) shares	Nov. 10, 2021 USD ($) shares	Oct. 25, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Sep. 20, 2021 USD ($) shares	Sep. 14, 2021 USD ($) shares	Sep. 08, 2021 USD ($) shares	Aug. 30, 2021 USD ($) shares	Aug. 23, 2021 USD ($) shares	Aug. 16, 2021 USD ($) shares	Jul. 29, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Jun. 23, 2021 USD ($) shares	Jun. 20, 2021 USD ($) shares	Jun. 07, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 26, 2021 USD ($) shares	Apr. 23, 2021 USD ($) shares	Apr. 22, 2021 USD ($)	Apr. 06, 2021 USD ($)	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 11, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 11, 2021 $ / shares	Jul. 08, 2021 USD ($)
Debt Instrument, interest rate																																		3.00%
Debt instrument, discount																															$ 634,548		$ 246,577	$ 949,945
Proceeds from convertible note payable, net of original issue discount																															1,490,000	$ 450,000	3,670,000	$ 950,000
Number of warrants issued | shares																													8,000,000	3,125,000				3,125,000
Warrants term																													5 years	5 years				5 years	5 years
Fair value of warrants				$ 1,071,437																									$ 3,359,716	$ 2,599,066				$ 2,599,066
Debt issuance costs																															$ 625,003
Debt face amount																																				$ 180,244
Accrued interest																																	$ 53,671	$ 36,562
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 0.06
Class of warrant issued | shares																															16,785,714
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 0.001		$ 0.001	$ 0.001
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															0.25		0.25	0.25
Common Stock [Member]
Debt conversion, principal value	$ 250,000	$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000	$ 250,000	$ 250,000	$ 100,000
Common shares issued for debt conversion, shares | shares	3,924,443	4,569,059	3,935,417		5,874,062	5,175,822	3,561,885	3,528,221	3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269	2,284,808	3,454,203	2,277,273	3,101,546	1,664,823	2,343,919	2,422,195	1,664,823	2,431,506	2,058,686	2,063,391	836,574
Accrued interest	$ 1,164	$ 42,877	$ 2,260		$ 35,479	$ 1,027	$ 1,603	$ 5,342	$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521	$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822	$ 7,671	$ 10,247	$ 60,822	$ 25,644	$ 3,630	$ 3,178	$ 1,644
Fair value of shares issued																								$ 338,654
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 0.001		$ 0.001	$ 0.001
Measurement Input, Share Price [Member]
Warrants, measurement input, percentage | $ / shares				0.08																									0.15	0.14					0.14
Measurement Input, Exercise Price [Member]
Warrants, measurement input, percentage | $ / shares																													0.25	0.16					0.16
Measurement Input, Exercise Price [Member] | Minimum [Member]
Warrants, measurement input, percentage | $ / shares				0.12
Measurement Input, Exercise Price [Member] | Maximum [Member]
Warrants, measurement input, percentage | $ / shares				0.14
Measurement Input, Expected Term [Member]
Warrants term				5 years																									5 years	5 years
Measurement Input, Price Volatility [Member]
Warrants, measurement input, percentage				124.10																									100.76	60.64					60.64
Measurement Input, Expected Dividend Rate [Member]
Warrants, measurement input, percentage				0																									0	0					0
Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input, percentage				0.58																									0.07	0.10					0.10
Unsecured Convertible Note [Member]
Debt Instrument, Unamortized Discount, Current																																	$ 1,000,000
Unsecured Convertible Note [Member]
Issuance of convertible securities				$ 1,500,000																										$ 1,000,000	$ 1,500,000
Debt Instrument, interest rate				10.00%																										10.00%
Percentage of original issue discount																														5.00%
Debt instrument, discount				$ 10,000																										$ 50,000
Proceeds from convertible note payable, net of original issue discount				$ 1,490,000																										$ 950,000
Debt instrument, description				The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date																										The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date
Number of warrants issued | shares																															12,000,000
Warrants term																															5 years
Debt issuance costs				$ 115,000																									$ 330,000	$ 86,000			$ 330,000	$ 86,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 0.12
Unsecured Convertible Note [Member] | Warrant [Member]
Number of warrants issued | shares																															4,285,714
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 0.14
Unsecured Convertible Note [Member] | First Convertible Debenture [Member]
Debt Instrument, interest rate																													10.00%
Debt instrument, discount																													$ 3,670,000	$ 1,000,000
Debt instrument, description																													The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt face amount																													$ 4,000,000
Debt conversion, principal value																													$ 500,000
Debt instrument, maturity date																													Mar. 25, 2022
Unsecured Convertible Note [Member] | Secound Convertible Debenture [Member]
Debt conversion, principal value																												$ 500,000
Unsecured Convertible Note [Member] | Third Convertible Debenture [Member]
Debt conversion, principal value																											$ 3,000,000